                               Filed with the Securities and Exchange Commission on October 19, 2007

Registration No. 333-08853                                                              Investment Company Act No. 811-5438
====================================================================================================================================

                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549

                                                              FORM N-4

                                                       REGISTRATION STATEMENT
                                                               UNDER
                                                     THE SECURITIES ACT OF 1933
                                                       Post-Effective No. 32
                                                                and
                                                       REGISTRATION STATEMENT
                                                               UNDER
                                                 THE INVESTMENT COMPANY ACT OF 1940
                                                         Amendment No. 164

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                     (Exact Name of Registrant)

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                        (Name of Depositor)

                                          ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                        (Address of Depositor's Principal Executive Offices)

                                                           (203) 926-1888
                                                   (Depositor's Telephone Number)

                                               JOSEPH D. EMANUEL, CHIEF LEGAL OFFICER
                                          One Corporate Drive, Shelton, Connecticut 06484
                                         (Name and Address of Agent for Service of Process)

                                                              Copy To:
                                                    C. CHRISTOPHER SPRAGUE, ESQ.
                                                VICE PRESIDENT AND CORPORATE COUNSEL
                                   One Corporate Drive, Shelton, Connecticut 06484 (203) 944-5477
                                    Approximate Date of Proposed Sale to the Public: Continuous

                           It is proposed that this filing become effective:  (check appropriate space)
                                    []  immediately upon filing pursuant to paragraph (b) of Rule 485
                                    []  on _______ pursuant to paragraph (b) of Rule 485
                                    [X] 60 days after filing pursuant to paragraph (a) (i) of Rule 485 on ______  pursuant to paragraph (a) (i) of Rule 485
                                    []  75 days after filing pursuant to paragraph (a) (ii) of Rule 485
                                        on             pursuant to paragraph (a) (ii) of Rule 485

                           If appropriate, check the following box:
                                    []  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                               Title of Securities Being Registered:
                              Units of interest in Separate Accounts under variable annuity contracts.
------------------------------------------------------------------------------------------------------------------------------------
Choice II

                                                                NOTE

Registrant is filing this Post-Effective Amendment No. 32 to Registration Statement No. 333-08853 for the purpose of including in the Registration Statement a Prospectus Supplement.  The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 28 filed with the SEC on April 20, 2007, as supplemented, are hereby incorporated by reference.  However, financial statements for the depositor and the registrant will be included in a subsequent post-effective amendment.  Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this
Registration Statement.

                                               AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                                    American Skandia Advisor Plan III
                                                        American Skandia APEX II
                                                    American Skandia Xtra Credit Six
                                                      American Skandia Lifevest II
                                                 American Skandia Advisors Choice(R)2000

                                              Supplement to Prospectuses Dated May 1, 2007
                                                    Supplement dated January 28, 2008

     This  Supplement  should be read and retained  with the current  Prospectus  for your annuity.  This  Supplement is intended to update certain  information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other  variable  annuity  listed here that you do not own. If you would like  another  copy of the current  Prospectus, please contact us at 1-888-PRU-2888.

     We are issuing this supplement to describe two new guaranteed  minimum  accumulation  benefits:  an amended version of GRO Plus and Highest  Daily GRO.  We refer to each such  benefit as a  guaranteed  minimum  accumulation  benefit  because  under it, we guarantee a certain  amount of Account Value at a specified  date in the future.  We also describe in this  supplement  two new lifetime  guaranteed minimum withdrawal  benefits - - Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven. We
     announce several AST portfolios that are being offered as new variable  investment  options under each of the  above-referenced products. Finally, we revise disclosure with respect to our recapture of credits under the XTRA Credit Six Annuity.

     I.  TABLE OF CONTENTS

o        In the Table of Contents, immediately after the entry for Guaranteed Return Option (GRO), we add a new line item entitled
              "Highest Daily Guaranteed Return Option (Highest Daily GRO)."

o        In the Table of Contents, immediately after the entry for Highest Daily Lifetime Five Income Benefit (Highest Daily
              Lifetime Five), we add a new line item entitled "Highest Daily Lifetime Seven Income Benefit (Highest Daily Lifetime
              Seven), followed by a line item entitled "Spousal Highest Daily Lifetime Seven Income Benefit (Spousal Highest Daily
              Lifetime Seven)".

o        In the Table of Contents, immediately after the entry for APPENDIX H, we add the following line items:  APPENDIX I -
              ASSET TRANSFER FORMULA UNDER GRO PLUS 2008 AND HIGHEST DAILY GRO and APPENDIX J - ASSET TRANSFER FORMULA UNDER
              HIGHEST DAILY LIFETIME Seven AND SPOUSAL HIGHEST DAILY LIFETIME Seven

     II.  GLOSSARY OF TERMS

o        In the Glossary of Terms of each prospectus, we substitute the following revised definitions:

Guaranteed Return Option Plus (GRO Plus)/Guaranteed Return Option (GRO)/Highest Daily Guaranteed Return Option (Highest Daily
GRO):  Each of GRO Plus, GRO, and Highest Daily GRO is a separate optional benefit that, for an additional cost, guarantees a
"return of premium" at one or more future dates and that requires your participation in an asset transfer program.  Beginning in
2008, we introduced an amended version of GRO Plus, called GRO Plus 2008, that we offer for new elections.

o        In the Glossary of Terms of each prospectus, we add the following new definitions:

Highest Daily Lifetime Seven Income Benefit:  An optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of a principal value called the Protected Withdrawal Value.  Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value.  Highest Daily Lifetime Seven is the same class of optional benefit as our Highest Daily
Lifetime Five Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated.

Spousal Highest Daily Lifetime Seven Income Benefit:  The spousal version of the Highest Daily Lifetime Seven Income Benefit.
Spousal Highest Daily Lifetime Seven is the same class of optional benefit as our Spousal Lifetime Five Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated.

III.  SUMMARY OF CONTRACT FEES AND CHARGES

o        In the Summary of Contract Fees and Charges section, under Your Optional Benefit Fees and Charges, we add the following
         (immediately after the entry for Guaranteed Return Option Plus (GRO Plus)/Guaranteed Return Option (GRO)/ to reflect the charge for Highest Daily GRO:

YOUR OPTIONAL BENEFIT FEES AND CHARGES
-----------------------------------------------------------------------------------------------------------
                               OPTIONAL           TOTAL          TOTAL          TOTAL          TOTAL
                                                  ANNUAL                       ANNUAL          ANNUAL
                                BENEFIT         CHARGE [1]       ANNUAL       CHARGE[1]      CHARGE[1]
                                 FEE/              for       CHARGE[1] for       for            for
OPTIONAL BENEFIT                CHARGE           ASAP III       APEX II        ASL II           XT6
-----------------------------------------------------------------------------------------------------------

HIGHEST DAILY GUARANTEED RETURN OPTION (HD GRO)
-----------------------------------------------------------------------------------------------------------
                                             1.50% in        1.90%         1.90%          1.90% in
                              0.75% maximum  Annuity Years                                Annuity Years
                              charge[2]      1-8; 0.90% in                                1-10; 0.90% in
                                             Annuity Years 9                              Annuity Years
                                             and later                                    11 and later
                              0.25%
                              currently, of
                              average daily
                              net assets of
                              the
                              Sub-accounts

o        In the Summary of Contract Fees and Charges section, under Your Optional Benefit Fees and Charges, we add the following
         (immediately after the entry for Guaranteed Return Option Plus (GRO Plus)/Guaranteed Return Option (GRO)/ to reflect the charge for GRO Plus 2008:

YOUR OPTIONAL BENEFIT FEES AND CHARGES
-----------------------------------------------------------------------------------------------------------
                               OPTIONAL           TOTAL          TOTAL          TOTAL          TOTAL
                                                  ANNUAL                       ANNUAL          ANNUAL
                                BENEFIT         CHARGE [1]       ANNUAL       CHARGE[1]      CHARGE[1]
                                 FEE/              for       CHARGE[1] for       for            for
OPTIONAL BENEFIT                CHARGE           ASAP III       APEX II        ASL II           XT6
-----------------------------------------------------------------------------------------------------------

GRO PLUS 2008
-----------------------------------------------------------------------------------------------------------
                                             1.50% in        1.90%         1.90%          1.90% in
                              0.75% maximum  Annuity Years                                Annuity Years
                              charge[2]      1-8; 0.90% in                                1-10; 0.90% in
                                             Annuity Years 9                              Annuity Years
                                             and later                                    11 and later
                              0.25%
                              currently, of
                              average daily
                              net assets of
                              the
                              Sub-accounts

o        In the Summary of Contract Fees and Charges section, under Your Optional Benefit Fees and Charges, we add the following
         (immediately after the entry for Highest Daily Lifetime Five Income Benefit), to reflect the charge for Highest Daily
         Lifetime Seven:

YOUR OPTIONAL BENEFIT FEES AND CHARGES
---------------------------------------------------------------------------------------------------------------
                       OPTIONAL            TOTAL              TOTAL            TOTAL             TOTAL
                                           ANNUAL            ANNUAL           ANNUAL             ANNUAL
                        BENEFIT          CHARGE[1]          CHARGE[1]        CHARGE[1]         CHARGE[1]
                         FEE/               for                for              for               for
OPTIONAL BENEFIT        CHARGE            ASAP III           APEX II          ASL II              XT6
---------------------------------------------------------------------------------------------------------------

HIGHEST DAILY LIFETIME SEVEN
---------------------------------------------------------------------------------------------------------------
                                    1.25% in Annuity    1.65% PLUS 0.60% 1.65% PLUS 0.60% 1.65% in Annuity
                   1.50% maximum    Years 1-8; 0.65% in annually of      annually of      Years 1-10; 0.65%
                   charge[2]        Annuity Years 9 and Protected        Protected        in Annuity Years 11
                                    later PLUS  0.60%   Withdrawal Value Withdrawal Value and later PLUS
                                    annually of                                           0.60% annually of
                   0.60% currently, Protected                                             Protected
                   assessed         Withdrawal Value                                      Withdrawal Value
                   against
                   Protected
                   Withdrawal Value
                   annually

o        In the Summary of Contract Fees and Charges section, under Your Optional Benefit Fees and Charges, we add the following
         (immediately after the entry for Highest Daily Lifetime Seven Income Benefit), to reflect the charge for Spousal Highest
         Daily Lifetime Seven:

YOUR OPTIONAL BENEFIT FEES AND CHARGES
-----------------------------------------------------------------------------------------------------------
                   OPTIONAL            TOTAL              TOTAL            TOTAL             TOTAL
                                       ANNUAL            ANNUAL           ANNUAL             ANNUAL
                    BENEFIT          CHARGE[1]          CHARGE[1]        CHARGE[1]         CHARGE[1]
OPTIONAL             FEE/               for                for              for               for
BENEFIT             CHARGE            ASAP III           APEX II          ASL II              XT6
-----------------------------------------------------------------------------------------------------------

SPOUSAL HIGHEST DAILY LIFETIME SEVEN
-----------------------------------------------------------------------------------------------------------
                                1.25% in Annuity    1.65% PLUS 0.75% 1.65% PLUS 0.75% 1.65% in Annuity
               1.50% maximum    Years 1-8; 0.65% in annually of      annually of      Years 1-10; 0.65%
               charge[2]        Annuity Years 9 and Protected        Protected        in Annuity Years 11
                                later PLUS 0.75%    Withdrawal Value Withdrawal Value and later PLUS
                                annually of                                           0.75% annually of
               0.75% currently, Protected                                             Protected
               assessed against Withdrawal Value                                      Withdrawal Value
               Protected
               Withdrawal Value
               annually
1/ The Total Annual Charge includes the Insurance Charge and Distribution Charge (if applicable) assessed against the average daily net assets allocated to the Sub-accounts.  If you elect more than one optional benefit, the Total Annual Charge would be increased to include the charge for each optional benefit.  With respect to GMIB, the 0.50% charge is assessed against the GMIB
Protected Income Value, and not against the value of the Sub-accounts.  With respect to Highest Daily Lifetime Seven and Spousal
Highest Daily Lifetime Seven, the 0.60% charge and 0.75% charge, respectively, is assessed against the Protected Withdrawal Value, and not against the value of the Sub-accounts.  With respect to each of Highest Daily Lifetime Seven and Spousal Highest Daily
Lifetime Seven, one-fourth of the annual charge is deducted at the end of each quarter, where the quarters are part of years that have as their anniversary the date that the benefit was elected.  These optional benefits are not available under the Beneficiary
Continuation Option.

2/ We reserve the right to increase the charge to the maximum charge indicated, upon any step-up or reset under the benefit, or new election of the benefit.  However, we have no present intention of doing so.

o        In the Investment Options section of the prospectus, we add the following, to reflect the Portfolios that are permissible with respect to each new optional benefit being added:

Under Highest Daily GRO and GRO Plus 2008, all Sub-accounts are permitted, EXCEPT for the following:

ProFund VP UltraOTC
ProFund VP UltraSmall Cap
ProFund VP Semiconductor
ProFund VP Internet
ProFund VP UltraBull
First Trust Value Line Target 25
AIM VI Technology -Series I shares
ProFund VP Technology
First Trust NASDAQ Target 15
First Trust Target Four
ProFund VP Biotechnology
ProFund VP Short Small-Cap
Access VP High Yield
ProFund VP Short Mid-Cap
ProFund VP UltraMid-Cap
ProFund VP Precious Metals
ProFund VP OTC
Rydex VT OTC
Evergreen VA Growth
ProFund VP Asia 30
ProFund VP Short OTC

Under Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven, only the following Sub-accounts are permitted:

  AST Capital Growth Asset Allocation Portfolio
  AST Balanced Asset Allocation Portfolio
  AST Conservative Asset Allocation Portfolio
  AST Preservation Asset Allocation Portfolio
  AST First Trust Balanced Target Portfolio
  AST First Trust Capital Appreciation Target Portfolio
  AST Advanced Strategies Portfolio
  AST T. Rowe Price Asset Allocation Portfolio
  AST UBS Dynamic Alpha Strategy Portfolio
  AST American Century Strategic Allocation Portfolio
  AST Niemann Capital Growth Asset Allocation Portfolio
  AST CLS Growth Asset Allocation Portfolio
  AST CLS Moderate Asset Allocation Portfolio
  AST Horizon Growth Asset Allocation Portfolio
  AST Horizon Moderate Asset Allocation Portfolio

     IV. NEW BENEFITS

o        In the Living Benefits Programs section, under the heading "Do you offer programs designed to provide investment protection for owners while they are alive?", we revise the first sentence immediately following the 4th bullet to state:

"The "living benefits" that American Skandia offers are the Guaranteed Return Option Plus (GRO Plus), Guaranteed Return Option
Plus 2008 (GRO Plus 2008), the Highest Daily Guaranteed Return Option (Highest Daily GRO), the Guaranteed Minimum Withdrawal
Benefit (GMWB), the Guaranteed Minimum Income Benefit (GMIB), the Lifetime Five Income Benefit, the Spousal Lifetime Five Income
Benefit, the Highest Daily Lifetime Five Income Benefit, the Highest Daily Lifetime Seven Income Benefit and the Spousal Highest
Daily Lifetime Seven Income Benefit."

o        We add the following as a new section immediately after Guaranteed Return Option:

GUARANTEED RETURN OPTION PLUS 2008 (GRO Plus 2008)

  The GRO Plus 2008 benefit described below is only being offered in those jurisdictions where we have received regulatory approval, and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions.
  Upon our receipt of approval in a given State, we will offer only GRO Plus 2008 for new elections, rather than the existing versions of GRO.  Certain terms and conditions may differ between jurisdictions once approved.  You can elect this benefit on the
  Issue Date of your Annuity, or at any time thereafter (unless you previously participated in either this benefit or Highest Daily
  GRO, in which case your election must be on an Annuity Anniversary).  GRO Plus 2008 is not available if you participate in any other optional living benefit.  However, GRO Plus 2008 may be elected together with any optional death benefit, other than the
  Highest Daily Value Death Benefit and the Plus40 Optional Life Insurance Rider.

      Under GRO Plus 2008, we guarantee that the Account Value on the date that the benefit is added to your Annuity (adjusted for subsequent Purchase Payments and withdrawals as detailed below) will be present on the seventh anniversary of benefit election and each anniversary thereafter.  We refer to this initial guarantee as the "base guarantee."  In addition to the base guarantee, GRO
Plus 2008 offers the possibility of an enhanced guarantee.  You may lock in an enhanced guarantee once per "benefit year" (i.e., a year beginning on the date you acquired the benefit and each anniversary thereafter) if your Account Value on the Valuation Day exceeds the amount of any outstanding base guarantee or enhanced guarantee.  We guarantee that the Account Value locked-in by that enhanced guarantee will be present seven years later, and each anniversary of that date thereafter.  In addition, you may elect an automatic enhanced guarantee feature under which, if Account Value on a benefit anniversary exceeds the highest existing guarantee by 7% or more, we guarantee that such Account Value will be present seven benefit anniversaries later and each benefit anniversary thereafter.  You may maintain only one enhanced guarantee in addition to your base guarantee.  Thus, when a new enhanced guarantee is created, it cancels any existing enhanced guarantee.  However, the fact that an enhanced guarantee was effected automatically on a benefit anniversary does not prevent you from "manually" locking-in an enhanced guarantee during the ensuing benefit year.
Please note that whenever an enhanced guarantee is created, we reserve the right to increase your charge for GRO Plus 2008 if we have increased the charge for new elections of the benefit generally.  You may not lock in an enhanced guarantee, either manually or through our optional automatic program, within seven years of the date by which annuity payments must commence under the terms of your Annuity.

In general, we refer to a date on which the Account Value is guaranteed to be present as the "maturity date".  If the Account
Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your
Account Value up to the guaranteed amount.  If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day.  We will allocate any such amount to each Sub-account (other than the "Current AST bond portfolio
Sub-account described below) in accordance with your current allocations instructions.  Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the Current AST bond
portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts, on a pro rata basis.   If the entire
Account Value is invested in an AST bond portfolio Sub-account, we will allocate according to your current allocation instructions.

We increase both the base guarantee and any enhanced guarantee by the amount of each Purchase Payment (and associated credits)
made subsequent to the date that the guarantee was established.  For example, if the effective date of the benefit was January 1,
2009 and the Account Value was $100,000 on that date, then a $30,000 Purchase Payment made on March 30, 2009 would increase the base guarantee amount to $130,000.  As illustrated in the examples below, additional Purchase Payments also increase an amount we refer to as the "dollar-for-dollar corridor."

The dollar-for-dollar corridor is equal to 5% of the base guarantee amount (i.e., 5% of the Account Value at benefit election).
Thereafter, the dollar-for-dollar corridor is adjusted only for subsequent Purchase Payments (i.e., 5% of the Purchase Payment is
added to the corridor amount) and "excess withdrawals" (as described below).  Thus, the creation of any enhanced guarantee has no impact on the dollar-for-dollar corridor.  Each "benefit year", withdrawals that you make that are equal to or less than the dollar-for-dollar corridor reduce both the amount of the dollar-for-dollar corridor for that benefit year plus the base guarantee
amount and the amount of any enhanced guarantee - - by the exact amount of the withdrawal.   However, if you withdraw more than
the dollar-for-dollar corridor in a given benefit year, we use the portion of the withdrawal that exceeded the dollar-for-dollar corridor to effect a proportional reduction to both the dollar-for-dollar corridor itself and each guarantee amount.  We calculate a proportional reduction by (i) identifying the amount of the withdrawal that exceeded the dollar-for-dollar corridor (the "excess withdrawal") (ii) subtracting the dollar-for-dollar amount from the Account Value prior to the withdrawal (iii) dividing the excess withdrawal by the amount in (ii), and (iv) reducing each guarantee amount, and the dollar-for-dollar corridor itself, by the percentage derived in (iii).  See examples of this calculation below.

Any partial withdrawals in payment of any third party investment advisory service will be treated as withdrawals, and will reduce each guarantee amount and the dollar-for-dollar corridor in the manner indicated above.

EXAMPLES

The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the GRO Plus/SM/ 2008 program are October 13, 2008; 2.) an initial Purchase Payment of $250,000 (includes any Credits); 3.) a base guarantee amount of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for GRO Plus 2008 or other fees and charges.

Example 1. Dollar-for-dollar reduction
A $10,000 withdrawal is taken on November 29, 2008 (in the first Annuity Year). No prior withdrawals have been taken. As the amount withdrawn is less than the Dollar-for-dollar Limit:
o        The base guarantee amount is reduced by the amount withdrawn (i.e., by  $10,000, from $250,000 to $240,000).
o        The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

Example 2. Dollar-for-dollar and proportional reductions
A second $10,000 withdrawal is taken on December 18, 2008 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $180,000. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
o        the base guarantee amount is first reduced by the Remaining Limit (from $240,000 to $237,500);
o        The result is then further reduced by the ratio of A to B, where:

    -- A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or $7,500).
    -- B is the Account Value less the Remaining Limit ($180,000 - $2,500, or $177,500).

The resulting base guarantee amount is: $237,500 X (1 - $7,500 / $177,500), or $227,464.79.

o        The Remaining Limit is set to zero (0) for the balance of the first Annuity Year.

KEY FEATURE-- Allocation of Account Value

To allow us to make these guarantees, we monitor your Account Value according to the formula that is set forth in the schedule supplement to the rider.  Because the formula is made part of your schedule supplement, the formula may not be altered.  However, we do reserve the right to amend the formula for newly-issued Annuities that elect GRO Plus 2008 and for existing Annuities that elect the benefit in the future.  This required allocation mechanism helps us manage our financial exposure under GRO Plus 2008, by moving assets out of certain Sub-accounts in the event of securities market declines.  In essence, we seek to preserve the value of these assets, by transferring them to a more stable option (i.e., one or more specified bond portfolios of Advanced
Series Trust).  We refer to these bond portfolios collectively as the "AST bond portfolios."  The formula also contemplates the transfer of assets from an AST bond portfolio to the other Sub-accounts in certain other scenarios.  The formula itself is the same as that used for our Highest Daily GRO benefit, and is set forth in Appendix I to this prospectus.

Each AST bond portfolio is unique, in that its underlying investments generally mature at different times.  For example, there would be an AST bond portfolio whose underlying investments generally mature in 2015, an AST bond portfolio whose underlying investments generally mature in 2016, and so forth.  We will introduce new AST bond portfolios in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit (and the Highest Daily GRO benefit).  If you have elected GRO Plus 2008, you may invest in an AST bond portfolio only by operation of the asset transfer formula, and thus you may not allocate Purchase Payments to such a Portfolio.  Please see this prospectus and the prospectus for the Advanced Series
Trust for more information about each AST bond portfolio used with this benefit.

Although we employ several AST bond portfolios for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time.  In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the "Current AST bond portfolio Sub-account."  The formula may dictate that a transfer out of the
Current AST Bond Portfolio Sub-account be made, or alternatively may mandate a transfer into another AST bond portfolio
Sub-account.  Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability" (we refer to that Sub-account as the "Transfer AST bond portfolio Sub-account").  Note that if the Current AST bond portfolio Sub-account is associated with the current liability, then that Sub-account would be the
Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if such a transfer is dictated by the formula.

In general, the asset transfer formula works as follows.  On each Valuation Day, the formula automatically performs an analysis with respect to each guarantee amount that is outstanding.  For each outstanding guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable "discount rate", would equal the applicable guarantee amount on the maturity date.  As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index  used within the financial services industry and then reducing the rate determined by that index by a prescribed
adjustment.     Once selected, we do not change the applicable benchmark index  (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued).  The greatest of each such present value is referred to as the
"current liability" in the formula.  The formula compares the current liability to the amount of your Account Value held within the
Current AST bond portfolio Sub-account and to your Account Value held within the other Sub-accounts.  If the current liability, reduced by the amount held within the Current AST bond portfolio Sub-account, and divided by the amount held within your other
Sub-accounts, exceeds an upper target value (currently, 0.85), then the formula will make a transfer into the Transfer AST bond portfolio Sub-account, in the amount dictated by the formula.  If the current liability, reduced by the amount held within the
Current AST bond portfolio Sub-account, and divided by the amount within your other Sub-accounts, is less than a lower target value (currently, 0.79), then the formula will transfer Account Value within the Current AST bond portfolio Sub-account into the other Sub-accounts (other than the Transfer AST bond portfolio Sub-account), in the amount dictated by the formula.

If a significant amount of your Account Value is systematically transferred to an AST bond portfolio Sub-account to support the guarantee amounts during periods of market declines, low interest rates, and/or as the guarantee nears its maturity date, less of your Account Value may be available to participate in the investment experience of the other Sub-accounts if there is a subsequent market recovery.  During periods closer to the maturity date of the guarantee, a significant portion of your Account Value may be allocated to an AST bond portfolio Sub-account to support any applicable guaranteed amount(s).

Election/Cancellation of the Program
GRO Plus 2008 can be elected on the Issue Date of your Annuity, or at any time thereafter (unless you previously participated in either this benefit or Highest Daily GRO, in which case your election must be on an Annuity Anniversary).  If you elect the benefit after the Issue Date of your Annuity, the benefit will be effective as of the Valuation Day that we receive the required documentation in good order at our home office, and the base guarantee amount will equal the Account Value on that day.  You may elect GRO Plus 2008 only if the oldest of the Owner and Annuitant is 85 or younger on the date of election.  If you currently participate in one of the original versions of GRO, you may terminate that benefit at any time and elect GRO Plus 2008.

You may cancel the GRO Plus 2008 benefit at any time.  Upon cancellation, we will transfer any Account Value that is held in an
AST bond portfolio Sub-account to the other Sub-accounts, according to your current allocation instructions.  GRO Plus 2008 will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the Annuity.  If you elect to terminate the program, GRO Plus 2008 will no longer provide any guarantees.  The charge for the GRO Plus 2008 program will no longer be deducted from your Account Value upon termination of the program.

Special Considerations under GRO Plus 2008
This program is subject to certain rules and restrictions, including, but not limited to the following:
o        Upon inception of the program, 100% of your Account Value must be allocated to the permitted Sub-accounts.  The permitted
         Sub-accounts are those described in the Investment Option section of the prospectus.  No fixed interest rate allocations may be in effect as of the date that you elect to participate in the program.
o        You cannot participate in any dollar cost averaging program that transfers Account Value from a fixed interest rate option to a Sub-account.
o        Transfers between an AST bond portfolio Sub-account and your other Sub-accounts under the program will not count toward the maximum number of free transfers allowable under the Annuity.
o        Any amounts applied to your Account Value by us on a maturity date will not be treated as "investment in the contract"
         for income tax purposes.
o        As the time remaining until the applicable maturity date gradually decreases, the program may become increasingly sensitive to moves to an AST bond portfolio Sub-account.
o        We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this program.    We
         reserve the right to transfer any Account Value in a prohibited investment option to an eligible investment option.
         Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year. We may also require that you allocate your Account Value according to an asset allocation model.

Charges under the Program
We deduct a charge equal to 0.25% of the average daily net assets of the Sub-accounts for participation in the GRO Plus 2008 program. The annual charge is deducted daily.  The charge is deducted to compensate us for: (a) the risk that your Account Value on a maturity date is less than the amount guaranteed and (b) administration of the program.  We reserve the right to increase this fee for newly-issued contracts or new elections of the benefit.

We add the following as a new section immediately after the section above concerning GRO Plus 2008.

HIGHEST DAILY GUARANTEED RETURN OPTION (Highest Daily GRO)

  The Highest Daily Guaranteed Return Option described below is only being offered in those jurisdictions where we have received regulatory approval, and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved.  You can elect this benefit on the
  Issue Date of your Annuity, or at any time thereafter (unless you previously participated in either this benefit or GRO Plus
  2008, in which case your election must be on an Annuity Anniversary).  Highest Daily GRO is not available if you participate in any other living benefit.  However, Highest Daily GRO may be elected together with any optional death benefit, other than the
  Highest Daily Value Death Benefit, or the Plus40 optional life insurance rider.

      Highest Daily GRO creates a series of separate guarantees, each of which is based on the highest Account Value attained on a day during the applicable time period.  As each year of your participation in the benefit passes, we create a new guarantee.  Each guarantee then remains in existence until the date on which it matures (unless the benefit terminates sooner).  We refer to each date on which the specified Account Value is guaranteed as the "maturity date" for that guarantee.

      The guarantees provided by the program exist only on the applicable maturity date(s).   However, due to the ongoing
monitoring of your Account Value, and the transfer of Account Value to support our future guarantees, the program may provide some protection from significant market losses if you choose to surrender your Annuity or begin receiving annuity payments prior to a maturity date. For this same reason, the program may limit your ability to benefit from market increases while it is in effect.

      The initial guarantee is created on the day that the Highest Daily GRO benefit is added to your Annuity.  We guarantee that your Account Value on the tenth anniversary of that day (we refer to each such anniversary as a "benefit anniversary") will not be less than your Account Value on the day that the Highest Daily GRO benefit was added to your Annuity.  Each benefit anniversary thereafter, we create a new guarantee.  With respect to each such subsequent guarantee, we identify the highest Account Value that occurred between the date of that benefit anniversary and the date on which Highest Daily GRO was added to your Annuity.  We guarantee that your Account Value ten years after that benefit anniversary will be no less than the highest daily Account Value that occurred during that time period. For example, if the date of benefit election were January 1, 2009, we would create a guarantee on January 1, 2012 based on the highest Account Value achieved between January 1, 2009 and January 1, 2012, and that guarantee would mature on January 1, 2022.  As described below, we adjust each of the guarantee amounts for purchase payments and withdrawals.

In general, we refer to a date on which the Account Value is guaranteed to be present as the "maturity date".  If the Account
Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your
Account Value up to the guaranteed amount.  If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day.  We will allocate any such amount to each Sub-account (other than the "Current AST bond portfolio
Sub-account described below) in accordance with your current allocations instructions.  Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio
Sub-account associated with the maturing guarantee to your other Sub-accounts, on a pro rata basis.   If the entire account value
is invested in the AST bond portfolio Sub-account, we will allocate according to your current allocation instructions.

We increase the amount of each guarantee that has not yet reached its maturity date, as well as the highest daily Account Value that we calculate to establish a guarantee, by the amount of each Purchase Payment (and associated Credits) made prior to the applicable maturity date.  For example, if the effective date of the benefit was January 1, 2009, and there was an initial guaranteed amount that was set at $100,000 maturing January 1, 2019, and a second guaranteed amount that was set at $120,000 maturing January 1, 2020, then a $30,000 Purchase Payment made on March 30, 2009 would increase the guaranteed amounts to $130,000 and $150,000, respectively.  As illustrated in the examples below, additional Purchase Payments also increase an amount we refer to as the "dollar-for-dollar corridor."

We reflect the effect of withdrawals by reference to an amount called the "dollar-for-dollar corridor."  The dollar-for-dollar corridor is set initially to equal 5% of the initial guaranteed amount (i.e., 5% of the Account Value at benefit election).  Each
"benefit year" (i.e., a year that begins on the date of election of Highest Daily GRO and each anniversary thereafter), withdrawals that you make that are equal to or less than the dollar-for-dollar corridor reduce (i) the amount of the dollar-for-dollar corridor for that benefit year (ii) the amount of each outstanding guarantee amount, and (iii) the highest daily Account Value
that we calculate to establish a guarantee, by the exact amount of the withdrawal.   However, if you withdraw more than the
dollar-for-dollar corridor in a given benefit year, we use the portion of the withdrawal that exceeded the dollar-for-dollar corridor to effect a proportional reduction to both the dollar-for-dollar corridor itself and each outstanding guaranteed amount, as well as the highest daily Account Value that we calculate to establish a guarantee.  We calculate a proportional reduction by
(i) identifying the amount of the withdrawal that exceeded the dollar-for-dollar corridor (the "excess withdrawal") (ii)
subtracting the dollar-for-dollar amount from the Account Value prior to the withdrawal (iii) dividing the excess withdrawal by the amount in (ii), and (iv) reducing each guaranteed amount, as well as the highest daily Account Value that we calculate to establish a guarantee and the dollar for dollar corridor itself, by the percentage derived in (iii).  See examples of this calculation below.

Any partial withdrawals in payment of any third party investment advisory service will be treated as withdrawals, and will reduce each applicable guaranteed amount and the dollar-for-dollar corridor in the manner indicated above.

EXAMPLES

The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the Highest Daily GRO program are October 13, 2008; 2.) an initial Purchase Payment of $250,000 (includes any Credits); 3.) an initial guarantee amount of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for Highest Daily GRO or other fees and charges.

Example 1. Dollar-for-dollar reduction
A $10,000 withdrawal is taken on November 29, 2008 (in the first Annuity Year). No prior withdrawals have been taken. As the amount withdrawn is less than the Dollar-for-dollar Limit:
o        The initial guarantee amount is reduced by the amount withdrawn (i.e., by  $10,000, from $250,000 to $240,000).
o        The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

Example 2. Dollar-for-dollar and proportional reductions
A second $10,000 withdrawal is taken on December 18, 2008 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $180,000. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
o        the initial guarantee amount is first reduced by the Remaining Limit (from $240,000 to $237,500);
o        The result is then further reduced by the ratio of A to B, where:

    -- A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or $7,500).
    -- B is the Account Value less the Remaining Limit ($180,000 - $2,500, or $177,500).

The resulting initial guarantee amount is: $237,500 X (1 - $7,500 / $177,500), or $227,464.79.

o        The Remaining Limit is set to zero (0) for the balance of the first Annuity Year.

KEY FEATURE-- Allocation of Account Value

To allow us to make these guarantees, we monitor your Account Value according to the formula that is set forth in the schedule supplement to the rider.  Because the formula is made part of your schedule supplement, the formula may not be altered.  However, we do reserve the right to amend the formula for newly-issued annuity contracts that elect Highest Daily GRO and for existing contracts that elect the benefit post-issue.  This required allocation mechanism helps us manage our financial exposure under
Highest Daily GRO, by moving assets out of certain Sub-accounts in certain scenarios.  In essence, we seek to preserve the value of these assets, by transferring them to a more stable option (i.e., one of a specified group of bond portfolios within Advanced
Series Trust) (collectively, the "AST Bond Portfolios").  The formula also contemplates the transfer of assets from the AST Bond
Portfolios to the other Sub-accounts in other scenarios.

For purposes of operating the Highest Daily GRO formula, we have included as investment options within this Annuity several AST bond portfolios.  Each AST bond portfolio is unique, in that its underlying investments generally mature at the same time as each outstanding maturity date that exists under the benefit.  For example, there would be an AST bond portfolio whose underlying investments generally mature in 2018 (corresponding to all guarantees that mature in 2018), an AST Bond Portfolio whose underlying investments generally mature in 2019 (corresponding to all guarantees that mature in 2019), and so forth.  We will introduce new
AST bond portfolios in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit.  If you have elected Highest Daily GRO, you may invest in an AST bond portfolio only by operation of the asset transfer formula, and thus you may not allocate Purchase Payments to such a Portfolio.  Please see this prospectus and the prospectus for the Advanced Series Trust for more information about each AST bond portfolio used with this benefit.

Although we employ several AST bond portfolios for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time.  In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the "Current AST bond portfolio Sub-account."  The formula may dictate that a transfer out of the
Current AST bond portfolio Sub-account be made, or alternatively may mandate a transfer into an AST bond portfolio Sub-account.
Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the
"current liability" (we refer to that Sub-account as the "Transfer AST bond portfolio Sub-account").  Note that if the Current AST bond portfolio Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if dictated by the formula.

In general, the asset transfer formula works as follows.  On each Valuation Day, the formula automatically performs an analysis with respect to each guarantee that is outstanding.  For each outstanding guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable "discount rate", would equal the applicable guarantee amount on the maturity date.  As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used
within the financial services industry and then reducing that interest rate by a prescribed adjustment.    Once selected, we do
not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued).  The greatest of each such present value is referred to as the "current liability" in the formula.  The formula compares the current liability to the amount of your Account Value held within the Current AST bond portfolio Sub-account and to your Account Value held within the other Sub-accounts.  If the current liability, reduced by the amount held within the Current
AST bond portfolio Sub-account, and divided by the amount held within your other Sub-accounts, exceeds an upper target value
(currently, 0.85), then the formula will make a transfer into the Transfer AST bond portfolio Sub-account, in the amount dictated by the formula.  If the current liability, reduced by the amount held within the Current AST bond portfolio Sub-account, and divided by the amount within your other Sub-accounts, is less than a lower target value (currently, 0.79), then the formula will transfer Account Value within the Current AST bond portfolio Sub-account into the other Sub-accounts (other than the Transfer AST bond portfolio Sub-account), in the amount dictated by the formula.

If a significant amount of your Account Value is systematically transferred to an AST bond portfolio Sub-account to support the guarantee amounts during periods of market declines, low interest rates, and/or as the guarantee nears its maturity date, less of your Account Value may be available to participate in the investment experience of the other Sub-accounts if there is a subsequent market recovery.  During periods closer to the maturity date of the guarantee, a significant portion of your Account Value may be allocated to an AST bond portfolio Sub-account to support any applicable guaranteed amount(s).

Election/Cancellation of the Program
Highest Daily GRO can be elected on the Issue Date of your Annuity, or at any time thereafter (unless you previously participated in either this benefit or GRO Plus 2008, in which case your election must be on an Annuity Anniversary).  If you elect the benefit after the Issue Date of your Annuity, the benefit will be effective as of the Valuation Day that we receive the required documentation in good order at our home office, and the initial guaranteed amount will equal the Account Value on that day.  You may elect Highest Daily GRO only if the oldest of the Owner and Annuitant is 85 or younger on the date of election.  If you currently participate in one of the original versions of GRO, you may terminate that benefit at any time and elect Highest Daily
GRO.

You may cancel Highest Daily GRO at any time.  Upon cancellation, we will transfer any Account Value that is held in an AST bond portfolio Sub-account to the other Sub-accounts, according to your current allocation instructions.  Highest Daily GRO will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the Annuity.  If you elect to terminate the program, Highest Daily GRO will no longer provide any guarantees.  The charge for the Highest Daily GRO program will no longer be deducted from your Account Value upon termination of the program.

Special Considerations under Highest Daily GRO
This program is subject to certain rules and restrictions, including, but not limited to the following:
o        Upon inception of the program, 100% of your Account Value must be allocated to the permitted Sub-accounts.  The permitted
         Sub-accounts are those described in the Investment Option section of this prospectus.   No fixed interest rate
         allocations may be in effect as of the date that you elect to participate in the program.
o        You cannot participate in any dollar cost averaging program that transfers Account Value from a fixed interest rate option to a Sub-account.
o        Transfers from the other Sub-accounts to an AST bond portfolio Sub-account or from an AST bond portfolio Sub-account to the other Sub-accounts under the program will not count toward the maximum number of free transfers allowable under the
         Annuity.
o        Any amounts applied to your Account Value by us on a maturity date will not be treated as "investment in the contract"
         for income tax purposes.
o        As the time remaining until the applicable maturity date gradually decreases, the program may become increasingly sensitive to moves to an AST bond portfolio Sub-account.
o        We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this program.  We reserve the right to transfer any Account Value in a prohibited investment option to an eligible investment option.
         Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year. We may also require that you allocate your Account Value according to an asset allocation model.

Charges under the Program
We deduct an annual charge equal to 0.25% of the average daily net assets of the Sub-accounts (including each AST bond portfolio
Sub-account) for participation in the Highest Daily GRO program. The charge is deducted daily.  The charge is deducted to compensate us for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed and (b)
administration of the program.  We reserve the right to increase this fee for newly-issued contracts or new elections of the benefit.

o        We add the following as a new Appendix I:

Asset Transfer Formula Under GRO Plus 2008 and Highest Daily GRO:

The following are the Terms and Definitions referenced in the Transfer Calculation Formula:
o        AV is the current Account Value of the Annuity
o        V is the current Account Value of the elected Sub-accounts of the Annuity
o        B is the total current value of the AST bond portfolio Sub-account
o        Cl is the lower target value.  Currently, it is 79%.
o        Ct is the middle target value.  Currently, it is 82%.
o        Cu is the upper target value.  Currently, it is 85%.

For each guarantee provided under the program,
o        Gi is the guarantee amount
o        Ni is the number of days until the maturity date
o        di is the discount rate applicable to the number of days until the maturity date.  It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment.  Once selected, we will not change the applicable benchmark index.
     However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one.  Otherwise we will substitute a comparable benchmark index.  We will obtain any required regulatory approvals prior to substitution of the benchmark index.

The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation
Day, when a transfer is required.

The formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the guarantee amount at the end of the Base Guarantee Period or Step-Up Guarantee Period.  We call the greatest of these values the "current liability (L)."

         L = MAX (Li), where Li = Gi / (1 + di)(Ni/365).

Next the formula calculates the following formula ratio:

         r = (L - B) / V.

If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the bond fund Sub-account associated with the current liability.  If at the time we make a transfer to the bond fund Sub-account associated with the current liability there is Account Value allocated to a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.

         The formula will transfer assets into the Transfer Account if r &gt; Cu.

         The transfer amount is calculated by the following formula:
                  T = {Min(V, [L - B - V*Ct] / (1 - Ct))}

If the formula ratio is less than a lower target value and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account into the elected Sub-accounts.

         The transfer amount is calculated by the following formula:
                  T = {Min(B, - [L - B- V*Ct] / (1 - Ct))}

If following a transfer to the elected Sub-accounts, there are assets remaining in a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.

o

         The following description of the new optional living benefit is added immediately after the section for Highest Daily
           Lifetime Five in the "Living Benefit Programs" in each Prospectus:

HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT
HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT (HIGHEST DAILY LIFETIME SEVEN)

Highest Daily Lifetime Seven is offered as an alternative to Lifetime Five, Spousal Lifetime Five, and Highest Daily Lifetime
Five. Currently, if you elect Highest Daily Lifetime Seven and subsequently terminate the benefit, you will have a waiting period until you can elect Spousal Lifetime Five, Lifetime Five, Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime Seven.
See "Election of and Designations under the Program" below for details. The income benefit under Highest Daily Lifetime Seven currently is based on a single "designated life" who is at least 55 years old on the date that the benefit is acquired. The
Highest Daily Lifetime Seven Benefit is not available if you elect any other optional living benefit, although you may elect any optional death benefit (other than the Highest Daily Value Death Benefit or the Plus 40 optional life insurance rider). As long as your Highest Daily Lifetime Seven Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this program.

We offer a benefit that guarantees until the death of the single designated life the ability to withdraw an annual amount (the
"Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our program rules regarding the timing and amount of withdrawals.
The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the program--the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer program in order to participate in Highest
Daily Lifetime Seven, and in the Appendices to this prospectus, we set forth the formula under which we make those asset transfers.

As discussed below, a key component of Highest Daily Lifetime Seven is the Protected Withdrawal Value. Because each of the
Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your
Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Highest Daily Lifetime Seven.

KEY FEATURE--Protected Withdrawal Value

The Protected Withdrawal Value is used to determine the amount of the annual payments under Highest Daily Lifetime Seven.    The
Protected Withdrawal Value initially is equal to the Account Value on the date that you elect Highest Daily Lifetime Seven. On each Valuation Day thereafter, until the earlier of the first withdrawal or ten years after the date of your election of the benefit, we recalculate the Protected Withdrawal Value. Specifically, on each such Valuation Day (the "Current Valuation Day"), the Protected Withdrawal Value is equal to the greater of:

o        the Protected Withdrawal Value for the immediately preceding Valuation Day (the "Prior Valuation Day"), appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day
     (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated Credit) made on the Current Valuation Day;
     and
o        the Account Value.

If you have not made a withdrawal prior to the tenth anniversary of the date you elected Highest Daily Lifetime Seven (which we refer to as the "Tenth Anniversary"), we will continue to calculate a Protected Withdrawal Value. On or after the Tenth
Anniversary and up until the date of the first withdrawal, your Protected Withdrawal Value is equal to the greater of (i) the
Protected Withdrawal Value on the Tenth Anniversary (ii) your Account Value and (iii) the sum of:

o        200% of the Account Value on the date you elected Highest Daily Lifetime Seven;
o        200% of all Purchase Payments (and any associated Credits) made during the one-year period after the date you elected
         Highest Daily Lifetime Seven; and
o        100% of all Purchase Payments (and any associated Credits) made more than one year after the date you elected Highest
         Daily Lifetime Seven, but prior to the date of your first withdrawal.

We lock in your Protected Withdrawal Value when you make your first withdrawal.  After the first withdrawal, your Protected
Withdrawal Value will be adjusted for any withdrawal (including your first withdrawal), any subsequent Purchase Payment, and as a result of any step-up, as described below.  Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.

KEY FEATURE-- Annual Income Amount under the Highest Daily Lifetime Seven Benefit

The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value.  The percentage depends on the age of the Annuitant on the date of the first withdrawal after election of the benefit.  The percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older.  Under the Highest Daily Lifetime Seven benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your
Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess
Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal.
Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income
Amount.
A Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older)
and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated
Credits).

An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal.  We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day.  Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur.  The percentages are 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older.
Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and Purchase Payments, and then select the highest of those values.  If the highest of those values exceeds the existing Annual
Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal
Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest
Quarterly Auto Step-Up to your Annual Income Amount, the charge for Highest Daily Lifetime Seven has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime Seven upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

The Highest Daily Lifetime Seven program does not affect your ability to make withdrawals under your Annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Highest Daily Lifetime Seven, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that
Annuity Year.

If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime Seven benefit or any other fees and charges. Assume the following for
all three examples:
o        The Issue Date is December 1, 2007
o        The Highest Daily Lifetime Seven benefit is elected on March 5, 2008
o        The Annuitant was 70 years old when he/she elected the Highest Daily Lifetime Seven benefit.

Dollar-for-dollar reductions
On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the Annuitant is younger than 75 at the time of the 1st withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case
5% of $120,000).  Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity
Year (up to and including December 1, 2008) is $3,500.
This is the result of a dollar-for-dollar reduction of the Annual Income
Amount - $6,000 less $2,500 = $3,500.

Proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to
$0. The remaining withdrawal amount -
$1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that
Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

Here is the calculation:

  Account Value before withdrawal                                                         $110,000.00
  Less amount of "non" excess withdrawal                                                  $  3,500.00
  Account Value immediately before excess withdrawal of $1,500                 $106,500.00
  Excess withdrawal amount                                                                $  1,500.00
  Divided by Account Value immediately before excess withdrawal                $106,500.00
  Ratio                                                                                                                      1.41%
  Annual Income Amount                                                                    $  6,000.00
  Less ratio of 1.41%                                                                     -$     84.51
  Annual Income Amount for future Annuity Years                                $  5,915.49

Highest Quarterly Auto Step-Up
On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant's age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional Purchase Payments (plus any Credits).

Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on
August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 74 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49.  Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

---------------------------- -------------------------- -------------------------- --------------------------
           Date*                   Account Value         Highest Quarterly Value    Adjusted Annual Income
                                                             (adjusted with            Amount (5% of the
                                                         withdrawal and Purchase   Highest Quarterly Value)
                                                               Payments)**
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
June 1, 2008                 $118,000.00                $118,000.00                $5,900.00
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
August 6, 2008               $120,000.00                $112,885.55                $5,644.28
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
September 1, 2008            $112,000.00                $112,885.55                $5,644.28
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
December 1, 2008             $119,000.00                $119,000.00                $5,950.00
---------------------------- -------------------------- -------------------------- --------------------------

*  In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual
Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
o        The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual
     Income Amount for the Annuity Year), resulting in an adjusted Account Value of      $114,500 before the excess withdrawal.
o        This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of
     $112,885.55.

 The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of
December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2007 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

BENEFITS UNDER THE HIGHEST DAILY LIFETIME SEVEN PROGRAM
o        To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for Highest Daily Lifetime Seven, and amounts are still payable under Highest Daily Lifetime Seven, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year.  Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual
     Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual
     Income Amount, the Highest Daily Lifetime Seven benefit terminates, and no additional payments are made.  However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.

o        If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

         (1) apply your Account Value to any Annuity option available; or
         (2) request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual
Income Amount. We will make payments until the death of the single designated life.

We must receive your request in a form acceptable to us at our office.

In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

(1) the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity;
and

(2) the Account Value.

o        If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
o        Please note that payments that we make under this benefit after the Annuity Anniversary coinciding with or next following the annuitant's 95th birthday will be treated as annuity payments.

Other Important Considerations
o        Withdrawals under the Highest Daily Lifetime Seven benefit are subject to all of the terms and conditions of the Annuity, including any CDSC.
o        Withdrawals made while the Highest Daily Lifetime Seven Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity.  The Highest Daily Lifetime Seven Benefit does not directly affect the
     Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
o        You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Highest
     Daily Lifetime Seven benefit. The Highest Daily Lifetime Seven benefit provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
o        Upon inception of the benefit, 100% of your Account Value must be allocated to the permitted Sub-accounts.
o        You cannot allocate Purchase Payments or transfer Account Value to the AST Investment Grade Bond Portfolio Sub-account
     (see description below) if you elect this benefit.
o        Transfers to and from the elected Sub-accounts and an AST Investment Grade Bond Portfolio Sub-account triggered by the asset transfer component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
o        In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to elect and maintain the Highest Daily Lifetime Seven benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, the new requirement will apply only to new elections of the benefit, and we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional
     Purchase Payments may be subject to the new investment limitations.
o        The fee for Highest Daily Lifetime Seven is 0.60% annually of the Protected Withdrawal Value.  We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter.  Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation
     Day), we deduct 0.15% of the Protected Withdrawal Value at the end of the quarter.  We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account.  Since this fee is based on the Protected
     Withdrawal Value the fee for Highest Daily Lifetime Seven may be greater than it would have been, had it been based on the
     Account Value alone.  If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above.

Election of and Designations under the Program
For Highest Daily Lifetime Seven, there must be either a single Owner who is the same as the Annuitant, or if the Annuity is entity owned, there must be a single natural person Annuitant. In either case, the Annuitant must be at least 55 years old.

Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime Seven. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime Seven, except if (a) the new Owner has the same taxpayer identification number as the previous owner (b) ownership is transferred from a custodian to the Annuitant, or vice versa or (c)
ownership is transferred from one entity to another entity.

Highest Daily Lifetime Seven can be elected at the time that you purchase your Annuity or after the Issue Date, subject to our eligibility rules and restrictions.

Currently, if you terminate the Highest Daily Lifetime Seven benefit, you will only be allowed to re-elect the benefit or elect the Spousal Lifetime Five Benefit, the Lifetime Five Income Benefit, or the Spousal Highest Daily Lifetime Seven Income Benefit on
any anniversary of the Issue Date that is at least 90 calendar days from the date the Highest Daily Lifetime Seven Benefit was
terminated. We reserve the right to further limit the election frequency in the future.    Similarly, we generally will permit
those who have terminated Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five or the Spousal Highest Daily Lifetime
Seven to elect Highest Daily Lifetime Seven only on an anniversary of the Issue Date that is at least 90 calendar days from the date that such benefit was terminated.  We reserve the right to waive that requirement.

Return of Principal Guarantee
If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met.  On the Tenth Anniversary, we add:

a)       your Account Value on the day that you elected Highest Daily Lifetime Seven; and
b)       the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account.  If the sum of (a) and (b) is less than or equal to your
Account Value on the Tenth Anniversary, we make no such adjustment.  The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (other than a bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount.  Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount.  This potential addition to Account Value is available only if you have elected Highest
Daily Lifetime Seven and if you meet the conditions set forth in this paragraph.  Thus, if you take a withdrawal prior to the
Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

Termination of the Program
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above.  The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (iv) upon the death of the Annuitant (v) if both the Account Value and Annual Income
Amount equal zero or (vi) if you cease to meet our requirements for issuing the benefit.

Upon termination of Highest Daily Lifetime Seven other than upon the death of the Annuitant, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio
Sub-account  to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

Asset Transfer Component of Highest Daily Lifetime Seven
As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you elect Highest Daily Lifetime Seven.
For purposes of this benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts".  As a requirement of participating in Highest Daily Lifetime Seven, we require that you participate in our specialized asset transfer program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust
(the "AST Investment Grade Bond Sub-account").  We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below.  The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate Purchase Payments to the AST Investment Grade Bond Sub-account.  Under the asset transfer component of
Highest Daily Lifetime Seven, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account.  Any transfer would be made in accordance with a formula, which is set forth in the Appendices to this prospectus. Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount.  Note that we use 5% in the formula, irrespective of the Annuitant's attained age.  Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or
"L".  If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST
Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment
Grade Bond Sub-account.  Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

As you can glean from the formula, a downturn in the securities markets (i.e., a reduction in the amount held within the Permitted
Sub-accounts) may cause us to transfer some of your variable Account Value to the AST Investment Grade Bond Sub-account, because such a reduction will tend to increase the Target Ratio. Moreover, certain market return scenarios involving "flat" returns over a period of time also could result in the transfer of money to the AST Investment Grade Bond Sub-account.  In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST
Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest
Daily Lifetime Seven, the ratios we use will be fixed.  For newly-issued Annuities that elect Highest Daily Lifetime Seven and existing Annuities that elect Highest Daily Lifetime Seven, however, we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account.  The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Seven.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

o        Not make any transfer; or
o        If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options).  Amounts taken out of the AST Investment Grade Bond Sub-account will be withdrawn for this purpose on a last-in, first-out basis; or
o        Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the AST Investment Grade Bond
     Sub-account.

If a significant amount of your Account Value is systematically transferred to the AST Investment Grade Bond Sub-account during periods of market declines or low interest rates, less of your Account Value may be available to participate in the investment experience of the Permitted Sub-accounts if there is a subsequent market recovery. Under the reallocation formula that we employ, it is possible that a significant portion of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.
Note that if your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, that value would remain in the AST Investment Grade Bond Sub-account unless you made additional Purchase
Payments to the Permitted Sub-accounts, which could cause Account Value to transfer out of the AST Investment Grade Bond
Sub-account.

Additional Tax Considerations
If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity
(or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that
Required Minimum Distributions due from your Annuity that are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law.  Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "KEY FEATURE - Protected Withdrawal Value".

As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.
However, we do note that if you participate in Highest Daily Lifetime Seven through a non-qualified annuity, as with all withdrawals, once all Purchase Payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.

We add the following, as Appendix J, to set forth the formula that governs the required transfers under the Highest Daily Lifetime
Seven benefit:

Terms and Definitions referenced in the calculation formula:

o        Cu - the upper target is established on the effective date of the Highest Daily Lifetime Seven benefit (the "Effective
     Date") and is not changed for the life of the guarantee.  Currently, it is 83%.
o        Ct - the target is established on the Effective Date and is not changed for the life of the guarantee.  Currently, it is
     80%.
o        Cl - the lower target is established on the Effective Date and is not changed for the life of the guarantee.  Currently, it is 77%.
o        L - the target value as of the current business day.
o        r - the target ratio.
o        a - factors used in calculating the target value.  These factors are established on the Effective Date and are not changed for the life of the guarantee.
o        V - the total value of all Permitted Sub-accounts in the annuity.
o        B - the total value of the AST Investment Grade Bond Portfolio Sub-account.
o        P - Income Basis. Prior to the first withdrawal, the Income Basis is the Protected Withdrawal Value calculated as if the first withdrawal were taken on the date of calculation.  After the first withdrawal, the Income Basis is equal to the greater of (1) the Protected Withdrawal Value at the time of the first withdrawal, adjusted for additional purchase payments including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*, (2) any highest quarterly value increased for additional purchase payments including the amount of any associated Credits, and adjusted for withdrawals, and
     (3) the Account Value.
o        T - the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account

* Note: withdrawals of less than the Annual Income Amount do not reduce the Income Basis.

Target Value Calculation:

On each business day, a target value (L) is calculated, according to the following formula.  If the variable account value (V) is equal to zero, no calculation is necessary.

L = 0.05 * P * a

Transfer Calculation:

The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

Target Ratio r = (L - B) / V.
o        If r &gt; Cu, assets in the Permitted Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account.
o        If r &lt; Cl, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B &gt; 0), assets in the  AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

T ={Min(V, [L - B - V *  Ct] / (1-Ct))}, Money moving from the Permitted Sub-accounts to the AST Investment Grade Bond Portfolio
Sub-account

T ={Min(B,- [L - B - V *  Ct] / (1-Ct))}, Money moving from the AST Investment Grade Bond Portfolio Sub-account to the Permitted
Sub-accounts]

                                                  "a" Factors for Liability Calculations
                                           (in Years and Months since Benefit Effective Date)*

            Months
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
 Years           1                 3        4       5        6        7        8       9       10       11       12                                   2
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         1   15.34    15.31    15.27    15.23   15.20    15.16    15.13    15.09   15.05    15.02    14.98    14.95
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         2   14.91    14.87    14.84    14.80   14.76    14.73    14.69    14.66   14.62    14.58    14.55    14.51
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         3   14.47    14.44    14.40    14.36   14.33    14.29    14.26    14.22   14.18    14.15    14.11    14.07
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         4   14.04    14.00    13.96    13.93   13.89    13.85    13.82    13.78   13.74    13.71    13.67    13.63
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         5   13.60    13.56    13.52    13.48   13.45    13.41    13.37    13.34   13.30    13.26    13.23    13.19
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         6   13.15    13.12    13.08    13.04   13.00    12.97    12.93    12.89   12.86    12.82    12.78    12.75
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         7   12.71    12.67    12.63    12.60   12.56    12.52    12.49    12.45   12.41    12.38    12.34    12.30
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         8   12.26    12.23    12.19    12.15   12.12    12.08    12.04    12.01   11.97    11.93    11.90    11.86
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         9   11.82    11.78    11.75    11.71   11.67    11.64    11.60    11.56   11.53    11.49    11.45    11.42
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        10   11.38    11.34    11.31    11.27   11.23    11.20    11.16    11.12   11.09    11.05    11.01    10.98
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        11   10.94    10.90    10.87    10.83   10.79    10.76    10.72    10.69   10.65    10.61    10.58    10.54
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        12   10.50    10.47    10.43    10.40   10.36    10.32    10.29    10.25   10.21    10.18    10.14    10.11
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        13   10.07    10.04    10.00     9.96    9.93     9.89     9.86     9.82    9.79     9.75     9.71     9.68
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        14    9.64     9.61     9.57     9.54    9.50     9.47     9.43     9.40    9.36     9.33     9.29     9.26
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        15    9.22     9.19     9.15     9.12    9.08     9.05     9.02     8.98    8.95     8.91     8.88     8.84
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        16    8.81     8.77     8.74     8.71    8.67     8.64     8.60     8.57    8.54     8.50     8.47     8.44
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        17    8.40     8.37     8.34     8.30    8.27     8.24     8.20     8.17    8.14     8.10     8.07     8.04
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        18    8.00     7.97     7.94     7.91    7.88     7.84     7.81     7.78    7.75     7.71     7.68     7.65
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        19    7.62     7.59     7.55     7.52    7.49     7.46     7.43     7.40    7.37     7.33     7.30     7.27
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        20    7.24     7.21     7.18     7.15    7.12     7.09     7.06     7.03    7.00     6.97     6.94     6.91
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        21    6.88     6.85     6.82     6.79    6.76     6.73     6.70     6.67    6.64     6.61     6.58     6.55
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        22    6.52     6.50     6.47     6.44    6.41     6.38     6.36     6.33    6.30     6.27     6.24     6.22
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        23    6.19     6.16     6.13     6.11    6.08     6.05     6.03     6.00    5.97     5.94     5.92     5.89
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        24    5.86     5.84     5.81     5.79    5.76     5.74     5.71     5.69    5.66     5.63     5.61     5.58
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        25    5.56     5.53     5.51     5.48    5.46     5.44     5.41     5.39    5.36     5.34     5.32     5.29
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        26    5.27     5.24     5.22     5.20    5.18     5.15     5.13     5.11    5.08     5.06     5.04     5.01
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        27    4.99     4.97     4.95     4.93    4.91     4.88     4.86     4.84    4.82     4.80     4.78     4.75
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        28    4.73     4.71     4.69     4.67    4.65     4.63     4.61     4.59    4.57     4.55     4.53     4.51
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        29    4.49     4.47     4.45     4.43    4.41     4.39     4.37     4.35    4.33     4.32     4.30     4.28
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        30    4.26     4.24     4.22     4.20    4.18     4.17     4.15     4.13    4.11     4.09     4.07     4.06
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        31    4.04     4.02     4.00     3.98    3.97     3.95     3.93     3.91    3.90     3.88     3.86     3.84
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        32    3.83     3.81     3.79     3.78    3.76     3.74     3.72     3.71    3.69     3.67     3.66     3.64
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        33    3.62     3.61     3.59     3.57    3.55     3.54     3.52     3.50    3.49     3.47     3.45     3.44
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        34    3.42     3.40     3.39     3.37    3.35     3.34     3.32     3.30    3.29     3.27     3.25     3.24
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        35    3.22     3.20     3.18     3.17    3.15     3.13     3.12     3.10    3.08     3.07     3.05     3.03
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        36    3.02     3.00     2.98     2.96    2.95     2.93     2.91     2.90    2.88     2.86     2.85     2.83
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        37    2.81     2.79     2.78     2.76    2.74     2.73     2.71     2.69    2.68     2.66     2.64     2.62
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        38    2.61     2.59     2.57     2.56    2.54     2.52     2.51     2.49    2.47     2.45     2.44     2.42
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        39    2.40     2.39     2.37     2.35    2.34     2.32     2.30     2.29    2.27     2.25     2.24     2.22
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        40    2.20     2.19     2.17     2.15    2.14     2.12     2.11     2.09    2.07     2.06     2.04     2.02
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        41    2.01     1.84     1.67     1.51    1.34     1.17     1.00     0.84    0.67     0.50     0.33     0.17
--------------------------------------------------------------------------------------------------------------------

         * The values set forth in this table are applied to all ages.

o        We add the following, to reflect the offering of the Spousal Highest Daily Lifetime Seven Income Benefit:

SPOUSAL HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT
SPOUSAL HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT (SPOUSAL HIGHEST DAILY LIFETIME SEVEN)

Spousal Highest Daily Lifetime Seven is the spousal version of Highest Daily Lifetime Seven.  Currently, if you elect Spousal
Highest Daily Lifetime Seven and subsequently terminate the benefit, you will have a waiting period until you can elect Spousal
Lifetime Five, Lifetime Five, Highest Daily Lifetime Seven, or Spousal Highest Daily Lifetime Seven.  See "Election of and
Designations under the Program" below for details.  Spousal Highest Daily Lifetime Seven must be elected based on two Designated
Lives, as described below.  Each Designated Life must be at least 591/2years old when the benefit is elected.  Spousal Highest
Daily Lifetime Seven is not available if you elect any other optional living benefit or optional death benefit.  As long as your
Spousal Highest Daily Lifetime Seven Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this program.

We offer a benefit that guarantees until the later death of two natural persons who are each other's spouses at the time of election of the benefit and at the first death of one of them (the "Designated Lives", and each, a "Designated Life") the ability to withdraw an annual amount an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value
(the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our program rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that market performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Highest Daily Lifetime Seven benefit after the death of the first spouse.  You are not required to make withdrawals as part of the program--the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer program in order to participate in Spousal Highest Daily Lifetime Seven, and in Appendix J to this prospectus, we set forth the formula under which we make those asset transfers.

As discussed below, a key component of Spousal Highest Daily Lifetime Seven is the Protected Withdrawal Value. Because each of the
Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount until the death of the second Designated Life, provided that there have not been "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Spousal Highest Daily Lifetime Seven.

KEY FEATURE--Protected Withdrawal Value

The Protected Withdrawal Value is used to determine the amount of the annual payments under Spousal Highest Daily Lifetime Seven.
The Protected Withdrawal Value initially is equal to the Account Value on the date that you elect Spousal Highest Daily Lifetime
Seven. On each Valuation Day thereafter, until the earlier of the first withdrawal or ten years after the date of your election of the benefit, we recalculate the Protected Withdrawal Value. Specifically, on each such Valuation Day (the "Current Valuation
Day"), the Protected Withdrawal Value is equal to the greater of:

o        the Protected Withdrawal Value for the immediately preceding Valuation Day (the "Prior Valuation Day"), appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day
     (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated credit) made on the Current Valuation Day;
     and
o        the Account Value.

If you have not made a withdrawal prior to the tenth anniversary of the date you elected Spousal Highest Daily Lifetime Seven
(which we refer to as the "Tenth Anniversary"), we will continue to calculate a Protected Withdrawal Value. On or after the Tenth
Anniversary and up until the date of the first withdrawal, your Protected Withdrawal Value is equal to the greater of (i) the
Protected Withdrawal Value on the Tenth Anniversary (ii) your Account Value and (iii) the sum of:

o        200% of the Account Value on the date you elected Spousal Highest Daily Lifetime Seven;
o        200% of all Purchase Payments (and any associated Credits) made during the one-year period after the date you elected
         Spousal Highest Daily Lifetime Seven; and
o        100% of all Purchase Payments (and any associated Credits) made more than one year after the date you elected Spousal
         Highest Daily Lifetime Seven, but prior to the date of your first withdrawal.

We lock in your Protected Withdrawal Value when you make your first withdrawal.  After the first withdrawal, your Protected
Withdrawal Value will be adjusted for any withdrawal (including your first withdrawal), any subsequent Purchase Payment, and as a result of any step-up, as described below.  Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.

KEY FEATURE--Annual Income Amount under the Spousal Highest Daily Lifetime Seven Benefit

The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value.  The percentage depends on the age of the youngest Designated Life on the date of the first withdrawal after election of the benefit.  The percentages are: 5% for
ages 79 and younger, 6% for ages 80 to 84, 7% for ages 85 to 89, and 8% for ages 90and older.    We use the age of the youngest
Designated Life even if that Designated Life is no longer a participant under the Annuity due to death or divorce.    Under the
Spousal Highest Daily Lifetime Seven benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the
Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal.  Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.  A Purchase Payment that you make will increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the youngest Designated Life at the time of the first withdrawal.  A Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal.  We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day.  Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the youngest Designated Life on the Annuity Anniversary as of which the step-up would occur.  The percentages are 5% for ages 79 and younger, 6% for ages 80 - 84, 7% for ages 85-89, and 8% for ages 90 and older.  Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and Purchase Payments, and then select the highest of those values.  If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing
Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based.  If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for Spousal Highest Daily Lifetime Seven has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for
Spousal Highest Daily Lifetime Seven upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

The Spousal Highest Daily Lifetime Seven program does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Spousal Highest Daily Lifetime Seven, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual
Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Spousal Highest Daily Lifetime Seven benefit or any other fees and charges. Assume the following for
all three examples:
  .   The Issue Date is December 1, 2007
  .   The Spousal Highest Daily Lifetime Seven benefit is elected on March 5, 2008.
  .   The youngest Designated Life was 70 years old when he/she elected the Spousal Highest Daily Lifetime Seven benefit.

Dollar-for-dollar reductions
On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the youngest
Designated Life is younger than 80 at the time of the 1st withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal
Value, in this case 5% of $120,000).  Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income
Amount for that Annuity Year (up to and including December 1, 2008) is $3,500.
This is the result of a dollar-for-dollar reduction of the Annual Income
Amount - $6,000 less $2,500 = $3,500.

Proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to
$0. The remaining withdrawal amount -
$1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that
Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

Here is the calculation:

  Account Value before withdrawal                                                         $110,000.00
  Less amount of "non" excess withdrawal                                                  $  3,500.00
  Account Value immediately before excess withdrawal of $1,500                 $106,500.00
  Excess withdrawal amount                                                                $  1,500.00
  Divided by Account Value immediately before excess withdrawal                $106,500.00
  Ratio                                                                                                                      1.41%
  Annual Income Amount                                                                    $  6,000.00
  Less ratio of 1.41%                                                                     -$     84.51
  Annual Income Amount for future Annuity Years                                $  5,915.49

Highest Quarterly Auto Step-Up
On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the youngest
Designated Life's age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity
Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments, is higher than the Annual Income
Amount, adjusted for excess withdrawals and additional Purchase Payments (plus any Credits).

Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on
August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 80 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49.  Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

---------------------------- -------------------------- -------------------------- --------------------------
           Date*                   Account Value         Highest Quarterly Value    Adjusted Annual Income
                                                             (adjusted with            Amount (5% of the
                                                         withdrawal and Purchase   Highest Quarterly Value)
                                                               Payments)**
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
June 1, 2008                 $118,000.00                $118,000.00                $5,900.00
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
August 6, 2008               $120,000.00                $112,885.55                $5,644.28
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
September 1, 2008            $112,000.00                $112,885.55                $5,644.28
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
December 1, 2008             $119,000.00                $119,000.00                $5,950.00
---------------------------- -------------------------- -------------------------- --------------------------

*  In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual
Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
  .   The Account Value of $118,000 on June 1 is first reduced
      dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income
      Amount for the Annuity Year), resulting in an adjusted Account Value of
      $114,500 before the excess withdrawal.
  .   This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account
      Value immediately preceding the excess withdrawal) resulting in a Highest
      Quarterly Value of $112,885.55.

 The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of
December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

BENEFITS UNDER THE SPOUSAL HIGHEST DAILY LIFETIME SEVEN PROGRAM
o        To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for Spousal Highest Daily Lifetime Seven, and amounts are still payable under Spousal Highest Daily Lifetime Seven, we will make an additional payment, if any, for that Annuity
     Year equal to the remaining Annual Income Amount for the Annuity Year.  Thus, in that scenario, the remaining Annual Income
     Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the
     Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the
     Designated Lives were spouses at the time of the first death.  To the extent that cumulative withdrawals in the current
     Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Spousal Highest Daily
     Lifetime Seven benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.

o        If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

         (1) apply your Account Value to any Annuity option available; or
         (2) request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual
Income Amount.  We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.  If, due to death of a Designated Life or divorce prior to annuitization, only a single Designated Life remains, then Annuity payments will be made as a life annuity for the lifetime of the Designated Life.

We must receive your request in a form acceptable to us at our office.

In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:
(1) the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single
(as applicable)  life fixed annuity rates guaranteed in your Annuity;
and
(2) the Account Value.

o        If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
o        Please note that payments that we make under this benefit after the Annuity Anniversary coinciding with or next following the older of the owner or Annuitant's  95th birthday, will be treated as annuity payments.

Other Important Considerations
o        Withdrawals under the Spousal Highest Daily Lifetime Seven benefit are subject to all of the terms and conditions of the
     Annuity, including any CDSC.
o        Withdrawals made while the Spousal Highest Daily Lifetime Seven Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity.  The Spousal Highest Daily Lifetime Seven Benefit does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
o        You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Spousal
     Highest Daily Lifetime Seven benefit. The Spousal Highest Daily Lifetime Seven benefit provides a guarantee that if your
     Account Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
o        Upon inception of the benefit, 100% of your Account Value must be allocated to the permitted Sub-accounts.
o        You cannot allocate Purchase Payments or transfer Account Value to the AST Investment Grade Bond Portfolio Sub-account
     (as described below) if you elect this benefit.

o        You can make withdrawals from your Annuity without purchasing the Spousal Highest Daily Lifetime Seven benefit. The
     Spousal Highest Daily Lifetime Seven benefit provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

o        Transfers to and from the elected Sub-accounts and the AST Investment Grade Bond Portfolio Sub-account triggered by the asset transfer component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.

o        In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to elect and maintain the Spousal Highest Daily Lifetime Seven benefit.  If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, the new requirement will apply only to new elections of the benefit, and we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional Purchase Payments may be subject to the new investment limitations.
o        The fee for Spousal Highest Daily Lifetime Seven is 0.75% annually of the Protected Withdrawal Value.  We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter.  Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation
     Day), we deduct 0.1875% of the Protected Withdrawal Value at the end of the quarter.  We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Sub-account.  Since this fee is based on the Protected Withdrawal
     Value, the fee for Spousal Highest Daily Lifetime Seven may be greater than it would have been, had it been based on the
     Account Value alone.  If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above.

Election of and Designations under the Program
Spousal Highest Daily Lifetime Seven can only be elected based on two Designated Lives.  Designated Lives must be natural persons who are each other's spouses at the time of election of the program and at the death of the first of the Designated Lives to die.
Currently, Spousal Highest Daily Lifetime Seven only may be elected where the Owner, Annuitant, and Beneficiary designations are as follows:

o        One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner's spouse.  The
         Owner/Annuitant and the beneficiary each must be at least 591/2years old at the time of election; or
o        Co-Annuity Owners, where the Owners are each other's spouses.  The beneficiary designation must be the surviving spouse, or the spouses named equally.  One of the owners must be the Annuitant.  Each Owner must each be at least 591/2years old at the time of election; or
o        One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the
         Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the
         Contingent Annuitant.    Both the Annuitant and the Contingent Annuitant each must be at least 591/2years old at the time of election.

We do not permit a change of Owner under this benefit, except as follows:  (a) if one Owner dies and the surviving spousal Owner assumes the Annuity or (b) if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as
Owner.  We permit changes of beneficiary under this benefit.   If the Designated Lives divorce, the Spousal Highest Daily Lifetime
Seven benefit may not be divided as part of the divorce settlement or judgment.  Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage.

Spousal Highest Daily Lifetime Seven can be elected at the time that you purchase your Annuity or after the Issue Date, subject to our eligibility rules and restrictions.

Currently, if you terminate the Spousal Highest Daily Lifetime Seven benefit, you will only be allowed to re-elect the benefit or to elect the Lifetime Five Benefit, the Spousal Lifetime Five Benefit,  or the Highest Daily Lifetime Seven Benefit on any
anniversary of the Issue Date that is at least 90 calendar days from the date the Spousal Highest Daily Lifetime Seven Benefit was
terminated. We reserve the right to further limit the election frequency in the future.    Similarly, we generally will permit
those who have terminated Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, or Highest Daily Lifetime Seven to
elect Spousal Highest Daily Lifetime Seven only on an anniversary of the Issue Date that is at least 90 calendar days from the date that such benefit was terminated.  We reserve the right to waive that requirement.

Return of Principal Guarantee
If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met.  On the Tenth Anniversary, we add:

a)       your Account Value on the day that you elected Spousal Highest Daily Lifetime Seven; and
b)       the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account.  If the sum of (a) and (b) is less than or equal to your
Account Value on the Tenth Anniversary, we make no such adjustment.  The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (other than a bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount.  Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount.  This potential addition to Account Value is available only if you have elected Spousal
Highest Daily Lifetime Seven and if you meet the conditions set forth in this paragraph.  Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

Termination of the Program
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above.  The benefit terminates: (i) if upon the death of the first Designated Life, the surviving Designated Life opts to take the death benefit under the Annuity (ii) upon the death of the second Designated Life, (iii) upon your termination of the benefit (iv)
upon your surrender of the Annuity (v) upon your election to begin receiving annuity payments (vi) if both the Account Value and
Annual Income Amount equal zero or (vii) if you cease to meet our requirements for issuing the benefit.

Upon termination of Spousal Highest Daily Lifetime Seven other than upon death of a Designated Life, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond
Portfolio Sub-account (as defined below) to your variable investment options, based on your existing allocation instructions or
(in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

Asset Transfer Component of Spousal Highest Daily Lifetime Seven
As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you elect Spousal Highest Daily Lifetime
Seven.  For purposes of this benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts".  As a requirement of participating in Spousal Highest Daily Lifetime Seven, we require that you participate in our specialized asset transfer program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the
Advanced Series Trust (the "AST Investment Grade Bond Sub-account").  We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below.  The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate Purchase Payments to the AST Investment Grade Bond Sub-account.  Under the asset transfer component of Spousal Highest Daily Lifetime Seven, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account.
Any transfer would be made in accordance with a formula, which is set forth in the Appendices to this prospectus.   Speaking
generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily annual income amount.  Note that we use 5% in the formula, irrespective of the youngest Designated Life's attained age.  Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L".  If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment
Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond
Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account.  Conversely, if the Target
Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the
Permitted Sub-accounts would occur.

As you can glean from the formula, a downturn in the securities markets (i.e., a reduction in the amount held within the Permitted
Sub-accounts) may cause us to transfer some of your variable Account Value to the AST Investment Grade Bond Sub-account, because such a reduction will tend to increase the Target Ratio. Moreover, certain market return scenarios involving "flat" returns over a period of time also could result in the transfer of money to the AST Investment Grade Bond Sub-account.  In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST
Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Spousal
Highest Daily Lifetime Seven, the ratios we use will be fixed.  For newly-issued Annuities that elect Spousal Highest Daily
Lifetime Seven and existing Annuities that elect Spousal Highest Daily Lifetime Seven, however, we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account.  The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Spousal Highest Daily Lifetime Seven.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

o        Not make any transfer; or
o        If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options).  Amounts taken out of the AST Investment Grade Bond Sub-account will be withdrawn for this purpose on a last-in, first-out basis; or
o        Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the AST Investment Grade Bond
     Sub-account.

If a significant amount of your Account Value is systematically transferred to the AST Investment Grade Bond Sub-account during periods of market declines or low interest rates, less of your Account Value may be available to participate in the investment experience of the Permitted Sub-accounts if there is a subsequent market recovery. Under the reallocation formula that we employ, it is possible that a significant portion of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.
Note that if your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, that value would remain in the AST Investment Grade Bond Sub-account unless you made additional Purchase
Payments to the Permitted Sub-accounts, which could cause Account Value to transfer out of the AST Investment Grade Bond
Sub-account.

Additional Tax Considerations
If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity
(or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that
Required Minimum Distributions due from your Annuity that are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law.  Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "KEY FEATURE - Protected Withdrawal Value".

As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here.
However, we do note that if you participate in Spousal Highest Daily Lifetime Seven through a non-qualified annuity, as with all withdrawals, once all Purchase Payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.
o        Spousal Highest Daily Lifetime Seven Asset Allocation Formula.  As indicated above, Spousal Highest Daily Lifetime Seven uses the same asset transfer formula as Highest Daily Lifetime Seven and uses the same table of age-related factors  See
          Appendix J.

     V.  REVISION TO SECTION ENTITLED "DO YOU OFFER PROGRAMS DESIGNED TO GUARANTEE A "RETURN OF PREMIUM" AT A FUTURE DATE?"

We substitute the following for the first two paragraphs of that section:

Yes.  Subject to State approval, we offer several different programs for investors who wish to invest in the Sub-accounts but also wish to protect their principal, as of a specific date in the future. They are the Balanced Investment Program, the Highest Daily
Lifetime Five Income Benefit, the Guaranteed Return Option Plus SM program (consisting of GRO, GRO Plus, and GRO Plus 2008), and the Highest Daily GRO program.  Generally, each program allows you to allocate a portion of your Account Value to certain
Sub-accounts while ensuring that your Account Value will at least equal your contributions, adjusted for withdrawals and transfers, on a specified date.  Under GRO Plus, Account Value is allocated to and maintained in Fixed Allocations to the extent we, in our sole discretion, deem it is necessary to support our guarantee under the program.  Under GRO Plus 2008 and Highest
Daily GRO, Account Value is allocated to and maintained in a specified bond portfolio Sub-account to the extent stipulated by the asset transfer  formula that we employ to support our guarantee under each program. Highest Daily Lifetime Five also includes a specialized asset transfer component under which we may transfer Account Value between permitted Sub-accounts and a fixed interest rate account. This differs from the Balanced Investment Program, where a set amount is allocated to a Fixed Allocation regardless of the performance of the underlying Sub-accounts or the interest rate environment after the amount is allocated to a Fixed
Allocation. Under Highest Daily Lifetime Five, the "return of premium" component is only one feature of the benefit, and only applies if no withdrawals are taken for the first ten years after benefit election.  You may not want to use any of these programs if you expect to begin taking annuity payments before the program would be completed. In addition, as with many "return of premium" programs, the Sub-accounts that you are able to choose may be limited.  The asset transfer feature of the benefit could result in your missing investment opportunities in Sub-accounts that you are not invested in, due to the operation of the formula.

There is no additional charge for participation in the Balanced Investment Program. There is an additional charge if you elect
GRO, GRO Plus, GRO Plus 2008, Highest Daily GRO, or Highest Daily Lifetime Five. See below for a description of the Balanced
Investment Program. See the "Living Benefit Programs" section of the Prospectus for details on GRO, GRO Plus, GRO Plus 2008,
Highest Daily GRO, and Highest Daily Lifetime Five. Restrictions and limitations apply.

VI. Effective  January 28, 2008, the underlying  portfolios  listed below are being offered as new Sub-accounts  under your annuity.
In order to reflect these additions:

     In the  section  of each  Prospectus  entitled  "Summary  of  Contract  Expenses",  sub-section  "Underlying  Portfolio  Annual
     Expenses", under the heading "Advanced Series Trust", the following portfolios have been added:

--------------------------------------------------------------------------------------------------------------------------------------
                                                UNDERLYING PORTFOLIO ANNUAL EXPENSES
                              (as a percentage of the average net assets of the underlying Portfolios)
--------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
                                                                                              Acquired              Total Annual
                                             Management      Other                            Portfolio
          UNDERLYING PORTFOLIO                  Fees          Expenses         12b-1           Fees &            Portfolio Operating
Advanced Series Trust:                                                          Fees          Expenses
                                                                                                                      Expenses*
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Investment Grade Bond                       0.65%          0.80%           0               0                     1.45%
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Bond Portfolio 2015                         0.65%          0.80%           0               0                     1.45%
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Bond Portfolio 2018                         0.65%          0.80%           0               0                     1.45%
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Bond Portfolio 2019                         0.65%          0.80%           0               0                     1.45%
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
*The total actual  operating  expenses for the  portfolios  are less than the amounts shown in the table above,  due to fee waivers, reimbursement  of  expenses,  and expense  offset  arrangements  ("Arrangements").  These  Arrangements  are  voluntary,  and may be terminated  at any  time.  In  addition,  the  Arrangements  may be  modified  periodically.  For  more  information  regarding  the
Arrangements, please see the prospectus and statement of additional information for the portfolios.

The following is being added to the chart in each Prospectus in the section entitled "Investment Options":

----------------------- ----------------------------------------------------------------------------------- -------------------------
        STYLE/                                    INVESTMENT OBJECTIVES/POLICIES                                   PORTFOLIO
         TYPE                                                                                                       ADVISOR/
                                                                                                                  SUB-ADVISOR
                        ----------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------------------------------------------------------
      AST FUNDS
-------------------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
     Fixed Income       AST Investment  Grade Bond  Portfolio:  seeks the highest  potential  total return  Prudential Investment consistent  with its  specified  level of risk  tolerance  to meet the  parameters  Management Services established  to support the Highest  Daily  Lifetime  Seven  benefits and maintain liquidity to support changes in market  conditions for a fixed duration  (weighted average  maturity)  of about 6 years.  Please note that you may not make  purchase payments  to this  Portfolio,  and that  this  Portfolio  is  available  only with certain living benefits.
----------------------- ----------------------------------------------------------------------------------- -------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
                        AST Bond Portfolio 2015: seeks the highest  potential total return consistent with  Prudential Investment its  specified  level of risk  tolerance  to meet the  parameters  established  to  Management Services support the GRO  benefits  and  maintain  liquidity  to support  changes in market conditions  for a fixed  maturity  of  2015.  Please  note  that  you may not make
     Fixed Income       purchase  payments to this  Portfolio,  and that this  Portfolio is available only with certain living benefits.
----------------------- ----------------------------------------------------------------------------------- -------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
                        AST Bond Portfolio 2018: seeks the highest  potential total return consistent with  Prudential Investment its  specified  level of risk  tolerance  to meet the  parameters  established  to  Management Services support the GRO  benefits  and  maintain  liquidity  to support  changes in market
     Fixed Income       conditions  for a fixed  maturity  of  2018.  Please  note  that  you may not make purchase  payments to this  Portfolio,  and that this  Portfolio is available only with certain living benefits.
----------------------- ----------------------------------------------------------------------------------- -------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
     Fixed Income       AST Bond Portfolio 2019: seeks the highest  potential total return consistent with  Prudential Investment its  specified  level of risk  tolerance  to meet the  parameters  established  to  Management Services support the GRO  benefits  and  maintain  liquidity  to support  changes in market conditions  for a fixed  maturity  of  2019.  Please  note  that  you may not make purchase  payments to this  Portfolio,  and that this  Portfolio is available only with certain living benefits.
----------------------- ----------------------------------------------------------------------------------- -------------------------

Immediately after the chart listing the currently available and permitted investment options for certain optional benefits, we add the following:

"Because under certain option benefits we restrict the investment options in which you can participate, note that your participation in those benefit could result in your missing investment opportunities that might arise in investment options from which you are excluded. (Of course, potentially missing investment opportunities in investment options in which you do not participate is an inherent consequence of any investment choice, and generally speaking, it is your decision as to how to invest your purchase payments)."

VII.  REVISED DISCLOSURE WITH RESPECT TO CREDIT RECAPTURE

In the section entitled "How Are Credits Applied To Account Value Under The XT6 Annuity?", there is a paragraph, dealing with the recapture of the 6.5% Credit, stating:

"If you qualify for the 6.5% Xtra Credit in the first year (for annuities issued on or after February 13, 2006, subject to state availability), only 6% of that amount will be taken back in connection with the first two bullets described above.  However, we will take back the entire 6.5% if you "free look" your Annuity."

We replace that section with the following:

"If you qualify for the 6.5% Xtra Credit in the first year (for annuities issued on or after February 13, 2006, subject to state availability), only 6% of that amount will be taken back in connection with the first two bullets described above.  However, we will take back the entire 6.5% (less any negative investment experience and charges with respect to the Credit amount) if you
"free look" your Annuity."  We have applied to the SEC for an order of exemption that, if granted, will allow us to take back the entire 6.5% Credit under each of the three bullets set forth above.

VIII.  In the section of each prospectus entitled "Selecting the Variable Annuity That's Right For You", we include hypothetical illustrations depicting how certain assumed rates of return would affect contract values and surrender values over an extended period of time.  Currently, those illustrations use a 0% gross assumed rate of return and a 6% gross assumed rate of return.  We add to those hypothetical illustrations the following illustrations, which are based on the same assumptions, except that a 10%
gross rate of return is assumed:

           10% Gross
         Rate of Return
                   APEX II                    ASAP III                  Xtra Credit                    ASL
         ---------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------
              Net rate of return          Net rate of return         Net rate of return         Net rate of return
         All years         6.74%        Yrs 1-8       7.17%        Yrs 1-10       6.74%    All years         6.74%
                                        Yrs 9+        7.82%        Yrs 11+        7.82%
         ---------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------
            Contract     Surrender     Contract        Surr        Contract     Surrender     Contract        Surr
             Value         Value         Value        Value         Value         Value        Value         Value
         ----------------------------------------------------------------------            -----------------------------
         --------------------------------------------------------             --------------
        1       106,716        98,216      107,149        98,649       113,653      104,653       106,716       106,716
         ---------------------------------------------------------------------------------------------------------------
        2       113,904       105,904      114,831       107,831       121,270      112,270       113,904       113,904
         ---------------------------------------------------------------------------------------------------------------
        3       121,576       114,576      123,064       116,564       129,401      121,401       121,576       121,576
         ---------------------------------------------------------------------------------------------------------------
        4       129,764       123,764      131,887       125,887       138,079      131,079       129,764       129,764
         ---------------------------------------------------------------------------------------------------------------
        5       138,504       138,504      141,342       136,342       147,342      141,342       138,504       138,504
         ---------------------------------------------------------------------------------------------------------------
        6       150,768       150,768      152,011       148,011       157,228      152,228       147,833       147,833
         ---------------------------------------------------------------------------------------------------------------
        7       160,922       160,922      162,910       159,910       167,781      163,781       157,790       157,790
         ---------------------------------------------------------------------------------------------------------------
        8       171,761       171,761      174,590       172,590       179,044      176,044       168,418       168,418
         ---------------------------------------------------------------------------------------------------------------
        9       183,330       183,330      188,240       188,240       191,066      189,066       179,761       179,761
         ---------------------------------------------------------------------------------------------------------------
       10       195,678       195,678      202,962       202,962       203,898      202,898       191,869       191,869
         ---------------------------------------------------------------------------------------------------------------
       11       208,857       208,857      218,835       218,835       219,800      219,800       204,792       204,792
         ---------------------------------------------------------------------------------------------------------------
       12       222,924       222,924      235,949       235,949       236,952      236,952       218,585       218,585
         ---------------------------------------------------------------------------------------------------------------
       13       237,939       237,939      254,401       254,401       255,445      255,445       233,307       233,307
         ---------------------------------------------------------------------------------------------------------------
       14       253,965       253,965      274,297       274,297       275,384      275,384       249,021       249,021
         ---------------------------------------------------------------------------------------------------------------
       15       271,070       271,070      295,749       295,749       296,883      296,883       265,794       265,794
         ---------------------------------------------------------------------------------------------------------------
       16       289,328       289,328      318,878       318,878       320,064      320,064       283,696       283,696
         ---------------------------------------------------------------------------------------------------------------
       17       308,815       308,815      343,816       343,816       345,057      345,057       302,804       302,804
         ---------------------------------------------------------------------------------------------------------------
       18       329,614       329,614      370,704       370,704       372,005      372,005       323,198       323,198
         ---------------------------------------------------------------------------------------------------------------
       19       351,815       351,815      399,696       399,696       401,060      401,060       344,967       344,967
         ---------------------------------------------------------------------------------------------------------------
       20       375,511       375,511      430,954       430,954       432,387      432,387       368,202       368,202
         ---------------------------------------------------------------------------------------------------------------
       21       400,803       400,803      464,657       464,657       466,165      466,165       393,001       393,001
         ---------------------------------------------------------------------------------------------------------------
       22       427,798       427,798      500,996       500,996       502,584      502,584       419,471       419,471
         ---------------------------------------------------------------------------------------------------------------
       23       456,612       456,612      540,177       540,177       541,851      541,851       447,724       447,724
         ---------------------------------------------------------------------------------------------------------------
       24       487,366       487,366      582,422       582,422       584,189      584,189       477,879       477,879
         ---------------------------------------------------------------------------------------------------------------
       25       520,192       520,192      627,971       627,971       629,838      629,838       510,066       510,066
         ---------------------------------------------------------------------------------------------------------------

         Assumptions:
         a.  $100,000 initial investment
         b.  Fund Expenses = 1.34%
         c.  No optional death benefits or living benefits elected
         d.  Annuity was issued on or after February 13, 2006
         e.  Surrender value assumes surrender 2 days before policy anniversary

--------------------------------------------------------------------------
Gross Return                     10.00%
L Share Bonus                     2.75%
B Share Bonus                     0.50%
X Share Credit                    6.50%
                      Over 30 Years, days won
                      Total Days       Year          Actual Days
--------------------------------------------------------------------------
              APEX III                0             0                   0

--------------------------------------------------------------------------
              ASAP III                0             0                   0

                   XT6             9856          3-30          1095-10950

--------------------------------------------------------------------------
                ASL II             1094           1-3              1-1094

--------------------------------------------------------------------------

                                                             SIGNATURES

         As required by the  Securities  Act of 1933 and the  Investment  Company Act of 1940,  the  Registrant has duly caused this
Registration Statement to be signed on its behalf, on this 19th day of October, 2007.

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                             Registrant

                                          By: American Skandia Life Assurance Corporation

____/s/ C. Christopher Sprague _____________
C. Christopher Sprague, Vice President, Corporate Counsel

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                             Depositor

____/s/ C. Christopher Sprague ____________
C. Christopher Sprague, Vice President, Corporate Counsel

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following  persons in the capacities and on the date indicated.

Signature                                                                Title                                     Date
                                                             (Principal Executive Officer)
David R. Odenath*                                        Chief Executive Officer and President            October 19, 2007
David R. Odenath
                                                           (Principal Financial Officer and
                                                             Principal Accounting Officer)
Kenneth Y. Tanji*                                Executive Vice President and Chief Financial Officer
Kenneth Y. Tanji

                                                                 (Board of Directors)
James Avery*                                                       Kenneth Y. Tanji*                      Helen Galt*
James Avery                                                        Kenneth Y. Tanji                       Helen Galt

David R. Odenath*                                                                                         Bernard J. Jacob*
David R. Odenath                                                                                          Bernard J. Jacob

                                By:___ /s/ C. Christopher Sprague ________
                                          C. Christopher Sprague

                   *Executed by C. Christopher Sprague on behalf of those indicated pursuant to Power of Attorney